Exhibit 99.1	EXHIBIT C to the Supplement to PSA

MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 2001-D

BA CREDIT CARD FUNDING, LLC

BA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING DECEMBER 31, 2014

The information which is required to be prepared with respect to the Transfer Date of January 14, 2015 and with respect to the performance of the Trust during the related Monthly Period is set forth below.

Capitalized terms used in this Statement have their respective meaning set forth in the Third Amended and Restated Pooling and Servicing Agreement.

Where indicated below, data presented in this Monthly Certificateholders’ Statement was produced utilizing BANA’s daily trust payment methodology as opposed to BANA’s cardholder cycle payment methodology.  See “Variances in Trust Reporting Compared with Cardholder Reporting” in the endnotes below for a description of the two payment prioritization methodologies utilized by BANA and their differences.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust.  Each of these agreements has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding, LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange Commission ("SEC") under File Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 1, 2014.

A.	Information Regarding the Current Monthly Distribution

	1.	The amount of the current monthly distribution which constitutes Available Funds		$202,688,544.76†

	2.	The amount of the current monthly distribution which constitutes Available Investor Principal Collections		$1,296,779,454.16†
		Total		$1,499,467,998.92†

B.	Information Regarding the Trust Assets

	1.	Collection of Principal Receivables

		(a)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period and allocated to Series 2001-D	$2,622,725,315.51†

	2.	Collection of Finance Charge Receivables

		(a)	The aggregate amount of Collections of Finance Charge Receivables (excluding Interchange) processed during the related Monthly Period and allocated to Series 2001-D	$160,245,565.08†

	3.	Principal Receivables in the Trust

		(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$52,636,568,952.52†

		(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$15,757,022,500.00

		(c)	The Floating Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$15,757,022,500.00

		(d)	The Principal Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$15,757,022,500.00

		(e)	The Floating Investor Percentage with respect to the related Monthly Period

			December 1, 2014 through December 31, 2014 30.42%†

		(f)	The Principal Investor Percentage with respect to the Monthly Period

			December 1, 2014 through December 31, 2014 30.42%†

		(g)	The Class D Investor Interest as of the end of the day on the last day of the related Monthly Period	$2,031,060,000.00

		(h)	The Class D Required Investor Interest as of the end of the day on the last day of the related Monthly Period	$2,031,060,000.00
		(i)	The Class D Investor Interest, determined as of the close of business on the Transfer Date relating to the Monthly Period to which this Monthly Certificateholders' Statement relates, following the application of all payments and deposits to be made on such date	$2,031,060,000.00
		(j)	The Class D Required Investor Interest, determined as of the close of business on the Transfer Date relating to the Monthly Period to which this Monthly Certificateholders' Statement relates, following the application of all payments and deposits to be made on such date	$2,031,060,000.00

	4.	Shared Principal Collections

		The aggregate amount of Shared Principal Collections Applied as Available Investor Principal Collections		$0.00
	5.	The aggregate amount of Available Principal Collections for all series in Group One		$1,296,779,454.16†

	6.	Delinquent Balances

		The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Aggregate Account Balance	Percentage of Total Receivables

(a)	30 - 59 days:	$281,058,316.55	0.52%

(b)	60 - 89 days:	$195,144,616.17	0.37%

(c)	90 - 119 days:	$183,137,090.86	0.35%

(d)	120 - 149 days	$162,259,998.26	0.31%

(e)	150 - 179 days:	$159,467,759.09	0.30%

(f)	180 – or more days:	$95,158.38	0.00%

	Total:	$981,162,939.31	1.85%

7.	Investor Default Amount

	(a)	The Aggregate Class D Investor Default Amount for the related Monthly Period	$47,250,372.21†

	(b)	The Aggregate Investor Default Amount for the related Monthly Period	$0.00

8.	Investor Servicing Fee

	(a)	The amount of the Investor Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$26,261,704.17

	(b)	The amount of the Net Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$16,413,565.11

	(c)	The amount of the Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$9,848,139.06

9.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	12.59%†

C.	Supplemental Information

	1.	Collections of Trust Receivables and Payment Rates

		(a)	The aggregate amount of Collections processed during the related Monthly Period (excluding Interchange)	$9,147,484,291.38†

		(b)	The aggregate amount of Principal Collections processed during the related Monthly Period	$8,620,631,102.45†

		(c)	Collections of Discount Option Receivables for the related Monthly Period	$332,062.27†

		(d)	The aggregate amount of Finance Charge Collections processed during the related Monthly Period (excluding Interchange and Collections of Discount Option Receivables)	$526,521,126.66†

		(e)	Collections as a percentage of prior month Principal Receivables and Finance Charge Receivables	17.51%†

		(f)	Collections of Principal Receivables as a percentage of prior month Principal Receivables	16.64%†

	2.	Receivables in the Trust

BA Master Credit Card Trust II
		(a)	The aggregate amount of Receivables in the Trust as of the beginning of the related Monthly Period	$52,230,483,952.16

		(b)	The aggregate amount of Principal Receivables in the Trust as of the beginning of the related Monthly Period	$51,791,728,938.52†

		(c)	Discount Option Receivables as of the beginning of the related Monthly Period	$1,995,004.95†

		(d)	The aggregate amount of Finance Charge Receivables in the Trust as of the beginning of the related Monthly Period (excluding Discount Option Receivables)	$436,760,008.69†

		(e)	The aggregate amount of Receivables removed from the Trust during the related Monthly Period	$0.00

		(f)	The aggregate amount of Principal Receivables removed from the Trust during the related Monthly Period	$0.00

		(g)	The aggregate amount of Finance Charge Receivables removed from the Trust during the related Monthly Period	$0.00

		(h)	The aggregate amount of Receivables added to the Trust during the related Monthly Period	$0.00

		(i)	The aggregate amount of Principal Receivables added to the Trust during the related Monthly Period	$0.00

		(j)	The aggregate amount of Finance Charge Receivables added to the Trust during the related Monthly Period	$0.00

		(k)	The aggregate amount of Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$53,067,959,879.91

		(l)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$52,636,568,952.52†

		(m)	Discount Option Receivables as of the end of the day on the last day of the related Monthly Period	$1,656,960.58†

		(n)	The aggregate amount of Finance Charge Receivables in the Trust as of the end of the day on the last day of the related Monthly Period (excluding Discount Option Receivables)	$429,733,966.81†

		(o)	Discounted Percentage for the related Monthly Period	0.00%

Transferor’s Interest
		(p)	Aggregate Investor Interest for all outstanding Series of the Trust as of the end of the day on the last day of the related Monthly Period	$15,757,022,500.00

		(q)	Transferor Interest as of the end of the day on the last day of the related Monthly Period	$36,879,546,452.52†

Series 2001-D
		(r)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$15,757,022,500.00

		(s)	Weighted Average Floating Allocation Investor Interest	$15,757,022,500.00

	3.	Trust Yields

Series 2001-D
(a)
Collections of Finance Charge Receivables (other than Interchange, Recoveries and Collections of Discount Option Receivables but including Interest Funding Account, Principal Account, and Finance Charge Account Investment Proceeds) allocated to Series 2001-D for the related Monthly Period
$153,988,001.71†

		(b)	Collections of Discount Option Receivables allocated to Series 2001-D	$101,025.99†

		(c)	Interchange allocated to Series 2001-D	$52,289,754.35†

		(d)	Recoveries allocated to Series 2001-D	$6,157,901.77†

		(e)	Total Collections of Finance Charge Receivables, Discount Option Receivables, Interchange and Recoveries (collectively, “Cash Yield”) allocated to Series 2001-D for the related Monthly Period	$212,536,683.82†

		(f)	Aggregate Class D Investor Default Amount allocated to Series 2001-D for the related Monthly Period	$47,250,372.21†

		(g)	Aggregate Investor Default Amount allocated to Series 2001-D for the related Monthly Period	$0.00

		(h)	Cash Yield net of the Aggregate Class D Investor Default Amount and Aggregate Investor Default Amount (collectively, “Portfolio Yield”) for Series 2001-D, each for the related Monthly Period	$165,286,311.61†

		(i)	Total Cash Yield for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	16.19%†

		(j)	Total Cash Yield excluding Recoveries, each for the related Monthly Period, as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	15.72%†

		(k)	Aggregate Class D Investor Default Amount for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	3.60%†

		(l)	Aggregate Class D Investor Default Amount net of Recoveries, each for the related Monthly Period, as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	3.13%†

		(m)	The Portfolio Yield for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	12.59%†

		(n)	Base Rate for the related Monthly Period	2.37%

		(o)	Excess Available Funds Percentage for the related Monthly Period	10.22%†

		(p)	Three Month Average Excess Available Funds Percentage for the related Monthly Period	9.67%†

4.	Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS – 15G
Filed by: BA Credit Card Funding, LLC
CIK#: 0001370238
Filing Date: February 6, 2014

Endnotes to Monthly Certificateholders’ Statement.

† Variances in Trust Reporting Compared with Cardholder Reporting

This data was produced utilizing BANA’s daily trust payment methodology as opposed to BANA’s cardholder cycle payment methodology.

BANA currently utilizes two payment prioritization methodologies when servicing credit card accounts.  The cardholder cycle payment methodology is utilized for customer calculations such as balance subject to finance charge, finance charges billed, and statement balance reporting functions.  The daily trust payment methodology is utilized for reporting on the assets in the BA Master Credit Card Trust II portfolio.  BANA believes that these two methodologies have been utilized since approximately 1996.

The cardholder methodology prioritizes payments to balances by the interest rate applied to the balance, then, within each rate bucket, by the type of balance, generally fees and finance charge receivable balances before principal receivable balances. This methodology runs only when an account cycles once per month, reprocessing all transactions since the last statement. Although a customer’s outstanding balance is updated daily under the cardholder methodology as transactions are posted to the system, the component balances (which define principal receivable and finance charge receivable portions) are updated only once per month at the time an account cycles.

The trust methodology prioritizes payments by balance type, generally paying all outstanding fees and finance charge receivable balances before paying outstanding principal receivable balances. Also, the trust methodology prioritizes some types of credit adjustments between principal receivable balances and finance charge receivable balances differently than does the cardholder methodology. Under the trust methodology, principal receivable and finance charge receivable balances are updated daily as an output of the daily payment allocation.

BANA has begun to implement a systems initiative that will consolidate these methodologies into a single payment prioritization methodology. This initiative was originally expected to be completed by mid-2014 but has been delayed, and is currently expected to be completed by early-2015. Upon completion of this initiative, this consolidated methodology will prioritize payments and credit adjustments to balances similar to the cardholder methodology but will do so on a daily basis similar to the trust methodology.

The two current methodologies agree on the total outstanding balance for each credit card account, but they vary with respect to the component principal receivable and finance charge receivable balances. This variance is primarily due to differences in the prioritization applied to payments and credit adjustments under each of the two methodologies. Due to differences in the frequency with which principal receivable and finance charge receivable balances are updated under the two methodologies, BANA is not able to precisely quantify the variance in the component principal receivable and finance charge receivable balances at any point in time. However, if the cardholder methodology had been utilized for reporting on the assets in the BA Master Credit Card Trust II portfolio for the December 2014 Monthly Period, BANA estimates the reported aggregate principal receivable balance would have been approximately 3% or approximately $1.5 billion lower and the aggregate finance charge receivable balance would have been higher by a corresponding dollar amount, in each case as compared with the respective amounts reported herein as of the end of the day on the last day of the December 2014 Monthly Period. While this estimated amount represents the variance that has accumulated under the two methodologies over time, due to systems limitations, BANA is not able to determine the rate of such accumulation in the past or what variance may accumulate going forward prior to the implementation of the consolidated methodology.

Certain reported BA Master Credit Card Trust II performance and related metrics are calculated, in part, based on component principal receivable or finance charge receivable balances arising in the credit card accounts at one or more points in time and/or on the amount of collections of principal receivables or finance charge receivables received during each relevant period. These metrics include, but are not limited to, historical information presented in Annex I to each of the Issuer’s prospectuses and information included in this and prior periodic reports filed on Form 10-D. BANA expects, therefore, that the reported results for all such reported performance and related metrics have been, are, and will be different than would otherwise have been the case had the trust methodology used the same prioritization for payments and credit adjustments as utilized by the cardholder methodology. However, due to systems limitations, BANA is not able to accurately quantify what impact these different payment and credit adjustment prioritization methodologies have had and will have on these performance and related metrics, and is not able to estimate what the impact will be at the time of conversion to the consolidated methodology.

While financial reporting for BA Master Credit Card Trust II, including certain calculations dependent on the characterization of a receivable as a principal receivable or a finance charge receivable, is impacted by the different methodologies, the two methodologies do agree on total outstanding balance and total payments received for each credit card account.  Cardholder payments and credit adjustments have been, and continue to be, applied and recorded to cardholder accounts in accordance with cardholder agreements under the cardholder methodology.

IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 8th day of January, 2015.

BANK OF AMERICA, NATIONAL ASSOCIATION,
Servicer

By: /s/Joseph L. Lombardi
Name: Joseph L. Lombardi
Title: Vice President